Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Cost	Plant and equipment	Mining properties	Assets under construction	Exploration and evaluation expenditure	Total $

Balance as of January 1, 2018	223,229	432,162	33,853	51,315	740,559

Additions	10,143	4,648	20,781	13,209	48,781
Change in estimate of decomissioning liability	512	—	—	—	512
Disposals	(1,115)	—	—	—	(1,115)
Transfers	7,152	—	(7,152)	—	—
Balance as of December 31, 2018	239,921	436,810	47,482	64,524	788,737

Additions	14,455	6,249	26,046	8,751	55,501
Change in estimate of decomissioning liability	3,713	—	—	—	3,713
Disposals	(11,768)	—	(28)	—	(11,796)
Transfers	23,348	4,016	(23,348)	(4,016)	—
Balance as of December 31, 2019	269,669	447,075	50,152	69,259	836,155

Accumulated depreciation	Plant and equipment	Mining properties	Assets under construction	Exploration and evaluation expenditure	Total $

Balance as of January 1, 2018	142,105	319,173	—	13,041	474,319

Depletion, depreciation and amortization	14,562	16,787	—	—	31,349
Disposals	(444)	—	—	—	(444)
Balance as of December 31, 2018	156,223	335,960	—	13,041	505,224

Depletion, depreciation and amortization	21,447	15,093	—	—	36,540
Disposals	(10,724)	—	—	—	(10,724)
Balance as of December 31, 2019	166,946	351,053	—	13,041	531,040

Net Book Value - December 31, 2019	102,723	96,022	50,152	56,218	305,115
Net Book Value - December 31, 2018	83,698	100,850	47,482	51,483	283,513